UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act file number 811-02183

Barings Corporate Investors

(Exact name of registrant as specified in charter)

1500 Main Street, Springfield, MA 01115

(Address of principal executive offices) (Zip code)

Janice M. Bishop, Vice President, Secretary and Chief Legal Officer
Independence Wharf, 470 Atlantic Avenue, Boston, MA  02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 413-226-1000

___________________

Date of fiscal year end: 12/31

___________________

Date of reporting period: 03/31/17

___________________

ITEM 1. SCHEDULE OF INVESTMENTS

CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2017
(Unaudited)

Corporate Restricted Securities - 91.45%: (A)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Private Placement Investments - 70.81%: (C)
1492 Acquisition LLC
A leading producer of premium Italian cured meats and deli meats in the U.S.
Limited Liability Company Unit Class A Preferred (B)	245 uts.	10/17/12	$245,450	$342,522
Limited Liability Company Unit Class A Common (B)	27,273 uts.	10/17/12	27,273	411,746
			272,723	754,268

ABC Industries, Inc.
A manufacturer of mine and tunneling ventilation products in the U.S.
13% Senior Subordinated Note due 07/31/2019	$334,091	08/01/12	318,145	329,753
Preferred Stock Series A (B)	300,000 shs.	08/01/12	300,000	498,828
Warrant, exercisable until 2022, to purchase common stock at $.02 per share (B)	53,794 shs.	08/01/12	101,870	83,444
			720,015	912,025

Advanced Manufacturing Enterprises LLC
A designer and manufacturer of large, custom gearing products for a number of critical customer applications.
Limited Liability Company Unit (B)	4,669 uts.	*	498,983	—
* 12/07/12, 07/11/13 and 06/30/15.

AFC - Dell Holding Corporation
A distributor and provider of inventory management services for "C-Parts" used by OEMs in their manufacturing and production facilities.
12.5% (1% PIK) Senior Subordinated Note due 09/27/2020	$2,447,642	03/27/15	2,413,515	2,472,119
Preferred Stock (B)	2,276 shs.	03/27/15	227,558	204,184
Common Stock (B)	703 shs.	03/27/15	703	—
			2,641,776	2,676,303

Airxcel Holdings
A leading manufacturer of a broad range of climate control solutions, including air-conditioners, heat pumps, cooking appliances, furnaces, powered vents, and water heaters.
Limited Liability Company Unit	583 uts.	11/18/14	583,000	669,159

AM Conservation Holding Corp
A supplier of energy efficiency ("EE") products, including lighting, shower heads and aerators, and weatherization products such as door seals and weather stripping.
11.75% (1.5% PIK) Senior Subordinated Note due 04/30/2023	$3,181,818	10/31/16	3,120,974	3,155,947
Common Stock (B)	318,182 shs.	10/31/16	318,182	338,087
			3,439,156	3,494,034

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

AMS Holding LLC
A leading multi-channel direct marketer of high-value collectible coins and proprietary-branded jewelry and watches.
Limited Liability Company Unit Class A Preferred (B) (F)	273 uts.	10/04/12	$272,727	$582,187

API Technologies Corp.
A designer, developer and manufacturer of electronic systems, subsystems, modules and secure communications for technically demanding defense, aerospace and commercial applications in the U.S. and internationally.

12% (1% PIK) Senior Subordinated Note due 04/22/2023	$2,826,368	04/22/16	2,791,431	2,838,449
Limited Liability Company Unit (B)	0.90% int.	04/20/16	700,000	644,000
			3,491,431	3,482,449

ARI Holding Corporation
A leading national supplier of products used primarily by specialty contractors.
11.5% (0.5% PIK) Senior Subordinated Note due 02/01/2020	$3,430,507	*	3,398,593	3,430,507
Limited Partnership Interest	1,048 uts.	08/01/14	1,047,900	1,087,013
* 05/21/13 and 08/01/14.			4,446,493	4,517,520

ASC Holdings, Inc.
A manufacturer of capital equipment used by corrugated box manufacturers.
13% (1% PIK) Senior Subordinated Note due 05/18/2021	$1,523,007	11/19/15	1,498,529	1,447,512
Limited Liability Company Unit (B)	225,300 uts.	11/18/15	225,300	45,961
			1,723,829	1,493,473

Aurora Parts & Accessories LLC
A distributor of aftermarket over-the-road semi-trailer parts and accessories sold to customers across North America.
11% Senior Subordinated Note due 02/17/2022	$3,074,700	08/17/15	3,026,135	3,119,921
Preferred Stock (B)	425 shs.	08/17/15	424,875	353,588
Common Stock (B)	425 shs.	08/17/15	425	—
			3,451,435	3,473,509

Avantech Testing Services LLC
A manufacturer of custom Non-Destructive Testing ("NDT") systems and provider of NDT and inspections services primarily to the oil country tubular goods market.
15% (3.75% PIK) Senior Subordinated Note due 01/31/2021 (D)	$1,015,684	07/31/14	996,694	—
Limited Liability Company Unit (B) (F)	92,327 uts.	*	—	—
* 07/31/14 and 10/14/15.			996,694	—

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Blue Wave Products, Inc.
A distributor of pool supplies.
10% Senior Secured Term Note due 09/30/2018	$268,085	10/12/12	$266,430	$268,085
13% (1% PIK) Senior Subordinated Note due 09/30/2019	$747,549	10/12/12	722,373	747,549
Common Stock (B)	114,894 shs.	10/12/12	114,894	658,925
Warrant, exercisable until 2022, to purchase common stock at $.01 per share (B)	45,486 shs.	10/12/12	45,486	260,865
			1,149,183	1,935,424

BlueSpire Holding, Inc.
A marketing services firm that integrates strategy, technology, and content to deliver customized marketing solutions for clients in the senior living, financial services and healthcare end markets.
12.5% (1.5% PIK) Senior Subordinated Note due 06/30/2021 (D)	$3,217,730	06/30/15	3,167,754	—
Common Stock (B)	2,876 shs.	06/30/15	318,200	—
			3,485,954	—

BP SCI LLC
A leading value-added distributor of branded pipes, valves, and fittings (PVF) to diversified end markets.
Limited Liability Company Unit Class A (B) (F)	1,000 uts.	10/17/12	100,000	152,358
Limited Liability Company Unit Class B (B) (F)	400 uts.	10/17/12	400,000	662,415
			500,000	814,773

CG Holdings Manufacturing Company
A coating provider serving the automotive, agricultural, heavy truck and other end markets.
13% Senior Subordinated Note 11/01/2019	$3,390,252	*	3,287,274	3,390,252
Preferred Stock (B)	3,241 shs.	*	324,054	414,254
Preferred Stock (B)	1,174 shs.	*	116,929	150,088
Common Stock (B)	337 shs.	*	35,673	479,869
Warrant, exercisable until 2023, to purchase common stock at $.01 per share (B)	137 shs.	*	13,033	195,238
* 05/09/13 and 11/01/13.			3,776,963	4,629,701

CHG Alternative Education Holding Company
A leading provider of publicly-funded, for profit pre-K-12 education services targeting special needs children at therapeutic day schools and "at risk" youth through alternative education programs.
13.5% (1.5% PIK) Senior Subordinated Note due 06/19/2020	$2,348,439	01/19/11	2,325,051	2,348,439
14% (2% PIK) Senior Subordinated Note due 06/19/2020	$618,103	08/03/12	613,022	618,103
Common Stock (B)	1,125 shs.	01/19/11	112,500	130,320
Warrant, exercisable until 2021, to purchase common stock at $.01 per share (B)	884 shs.	01/19/11	87,750	102,440
			3,138,323	3,199,302

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Church Services Holding Company
A provider of diversified residential services to homeowners in the Houston, Dallas, and Austin markets.
Limited Liability Company Unit (B) (F)	3 uts.	03/26/12	$569,935	$—

Clarion Brands Holding Corp.
A portfolio of six over-the-counter (OTC) pharmaceutical brands whose products are used to treat tinnitus or ringing of the ear, excessive sweating, urinary tract infections, muscle pain, and skin conditions.

12.5% (1.5% PIK) Senior Subordinated Note due 04/01/2021	$4,120,926	*	4,059,589	4,135,056
Limited Liability Company Unit (B)	3,759 uts.	07/18/16	384,020	374,015
* 10/01/14 and 07/18/16.			4,443,609	4,509,071

Clough, Harbour and Associates
An engineering service firm that is located in Albany, NY.
Preferred Stock (B)	277 shs.	12/02/08	276,900	1,446,684

Compass Chemical International LLC
A manufacturer and supplier of standard and specialty formulated chemicals, primarily phosphoric acid derivatives called phosphonates.
Limited Liability Company Unit (B) (F)	467 uts.	03/04/15	298,900	233,098

Connecticut Electric, Inc.
A supplier and distributor of electrical products sold into the retail and wholesale markets.
Limited Liability Company Unit Class A (B)	156,046 uts.	01/12/07	156,046	229,585
Limited Liability Company Unit Class C (B)	112,873 uts.	01/12/07	112,873	182,651
Limited Liability Company Unit Class D (B)	1,268,437 uts.	05/03/10	—	1,959,476
Limited Liability Company Unit Class E (B)	2,081 uts.	05/03/10	—	413,598
			268,919	2,785,310

CORA Health Services, Inc.
A provider of outpatient rehabilitation therapy services.
12.75% (1.75% PIK) Senior Subordinated Note due 06/30/2023	$1,558,817	06/30/16	1,530,355	1,575,548
Preferred Stock Series A (B)	1,538 shs.	06/30/16	146,154	155,431
Common Stock Class A (B)	7,692 shs.	06/30/16	7,692	2,692
			1,684,201	1,733,671

CTM Holding, Inc.
A leading owner and operator of coin-operated children's rides, penny presses and candy kiosks in the U.S.
15% (3% PIK) Senior Subordinated Note due 11/22/2019	$2,613,217	11/22/13	2,587,091	2,613,217
Common Stock (B)	180 shs.	*	1,028,568	727,399
* 11/22/13 and 09/16/16.			3,615,659	3,340,616

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Del Real LLC
A manufacturer and distributor of fully-prepared fresh refrigerated Hispanic entrees as well as side dishes that are typically sold on a heat-and-serve basis at retail grocers.
11% Senior Subordinated Note due 04/06/2023	$2,882,353	10/07/16	$2,827,710	$2,842,484
Limited Liability Company Unit (B) (F)	617,647 uts.	10/07/16	617,647	611,471
			3,445,357	3,453,955

DPL Holding Corporation
A distributor and manufacturer of aftermarket undercarriage parts for medium and heavy duty trucks and trailers.
14% (2% PIK) Senior Subordinated Note due 11/04/2020	$3,386,352	05/04/12	3,359,697	3,288,799
Preferred Stock (B)	61 shs.	05/04/12	605,841	580,446
Common Stock (B)	61 shs.	05/04/12	67,316	—
			4,032,854	3,869,245

Dunn Paper
A provider of specialty paper for niche product applications.
9.75% Second Lien Term Loan due 08/31/2023	$3,500,000	09/28/16	3,434,719	3,430,000

Eagle Family Foods, Inc.
A producer of low-cost branded and private label canned milk.
10.05% Last Out Term Loan due 12/31/2021	$3,500,000	12/22/15	3,458,445	3,500,000

ECG Consulting Group
A healthcare management consulting company who provides strategic, financial, operational, and technology related consulting services to healthcare providers.
11.75% (0.75% PIK) Senior Subordinated Note due 11/21/2020	$2,671,800	11/21/14	2,630,552	2,698,518
Limited Liability Company Unit (B) (F)	467 uts.	11/19/14	145,833	169,264
			2,776,385	2,867,782

Elite Sportswear Holding, LLC
A designer and manufacturer of gymnastics, competitive cheerleading and swimwear apparel in the U.S. and internationally.
11.5% (1% PIK) Senior Subordinated Note due 10/13/2021	$3,190,853	10/14/16	3,139,190	3,161,988
Limited Liability Company Unit (B) (F)	204 uts.	10/14/16	324,074	365,725
			3,463,264	3,527,713

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

ERG Holding Company LLC
A provider of inpatient and outpatient clinical trial services to pharmaceutical companies and contract research organizations.
13.5% (1.5% PIK) Senior Subordinated Note due 10/04/2019	$1,974,163	04/04/14	$1,953,392	$1,993,904
14% (2% PIK) Senior Subordinated Note due 10/04/2019	$518,977	07/01/16	510,700	534,547
Common Stock (B)	0.64% int.	04/04/14	157,314	175,639
			2,621,406	2,704,090

F F C Holding Corporation
A leading U.S. manufacturer of private label frozen novelty and ice cream products.
Limited Liability Company Unit Preferred (B)	512 uts.	09/27/10	175,035	245,781
Limited Liability Company Unit Common (B)	512 uts.	09/27/10	51,220	827,383
			226,255	1,073,164

F G I Equity LLC
A manufacturer of a broad range of filters and related products that are used in commercial, light industrial, healthcare, gas turbine, nuclear, laboratory, clean room, hotel, educational system, and food processing settings.

Limited Liability Company Unit Preferred (B)	483,355 uts.	04/15/14	—	483,355
Limited Liability Company Unit Class B-1 (B)	394,737 uts.	12/15/10	394,737	1,217,916
Limited Liability Company Unit Class B-2 (B)	49,488 uts.	12/15/10	49,488	152,690
Limited Liability Company Unit Class B-3 (B)	39,130 uts.	08/30/12	90,000	130,906
Limited Liability Company Unit Class C (B)	9,449 uts.	12/20/10	96,056	225,306
			630,281	2,210,173

FMH Holdings Corporation
A designer and manufacturer of highly engineered components for the aerospace, defense and space industries.
Common Stock (B)	300 shs.	05/01/15	300,485	530,031
			300,485	530,031

GD Dental Services LLC
A provider of convenient "onestop" general, specialty, and cosmetic dental services with 21 offices located throughout South and Central Florida.
Limited Liability Company Unit Preferred (B)	182 uts.	10/05/12	182,209	250,436
Limited Liability Company Unit Common (B)	1,840 uts.	10/05/12	1,840	33,468
			184,049	283,904

GenNx Novel Holding, Inc.
A manufacturer and distributor of nutraceutical ingredients.
15% (1% PIK) Senior Subordinated Note due 03/27/2020	$3,274,668	03/27/14	3,234,579	2,947,201
Common Stock (B)	31,500 shs.	03/27/14	315,000	97,366
			3,549,579	3,044,567

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

gloProfessional Holdings, Inc.
A marketer and distributor of premium mineral-based cosmetics, cosmeceuticals and professional hair care products to the professional spa and physician's office channels.
14% (2% PIK) Senior Subordinated Note due 03/27/2019	$2,942,689	03/27/13	$2,919,407	$2,942,689
Common Stock (B)	2,835 shs.	03/27/13	283,465	308,965
			3,202,872	3,251,654

Glynlyon Holding Companies, Inc.
A technology-enabled curriculum provider of K-12 and support services predominantly to small and medium public school districts.
12% (1% PIK) Senior Subordinated Note due 01/15/2022	$3,239,809	01/15/16	3,185,213	3,304,605
Common Stock (B)	299 shs.	01/15/16	299,145	443,423
			3,484,358	3,748,028

GlynnDevins Acquisition Corporation
A marketing communications agency that service senior living facilities.
Preferred Stock Series A (B)	695 shs.	06/19/15	143,414	161,508
Common Stock (B)	695 shs.	06/19/15	5,976	42,234
			149,390	203,742

Grakon Parent
The leading designer and manufacturer of highly-engineered and customized LED and incandescent lighting systems for transportation-based markets.
Common Stock (B)	355 shs.	10/31/14	354,730	319,958

GTI Holding Company
A designer, developer, and marketer of precision specialty hand tools and handheld test instruments.
12% Senior Subordinated Note due 02/05/2020	$1,455,729	02/05/14	1,396,596	1,428,620
Common Stock (B)	1,693 shs.	02/05/14	169,271	110,880
Warrant, exercisable until 2024, to purchase common stock at $.01 per share (B)	795 shs.	02/05/14	73,633	52,067
			1,639,500	1,591,567

Handi Quilter Holding Company (Premier Needle Arts)
A designer and manufacturer of long-arm quilting machines and related components for the consumer quilting market.
12% (1% PIK) Senior Subordinated Note due 06/19/2021	$3,500,632	*	3,446,310	3,499,486
Limited Liability Company Unit Preferred (B)	754 uts.	**	754,061	765,104
Limited Liability Company Unit Common Class A (B)	7,292 uts.	12/19/14	—	—
* 12/19/14 and 03/31/17.			4,200,371	4,264,590
** 12/19/14 and 04/29/16.

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Happy Floors Acquisition, Inc.
A wholesale importer and value-added distributor of premium European flooring tile to residential and commercial end markets.
12.5% (1% PIK) Senior Subordinated Note due 07/01/2022	$3,220,702	07/01/16	$3,162,706	$3,245,656
Common Stock (B)	303 shs.	07/01/16	303,333	255,407
			3,466,039	3,501,063

Hartland Controls Holding Corporation
A manufacturer and distributor of electronic and electromechanical components.
14% (2% PIK) Senior Subordinated Note due 08/14/2020	$2,256,051	02/14/14	2,232,365	2,256,051
12% Senior Subordinated Note due 08/14/2020	$875,000	06/22/15	869,452	892,500
Common Stock (B)	1,666 shs.	02/14/14	1,667	431,190
			3,103,484	3,579,741

Healthcare Direct Holding Company
A direct-to-consumer marketer of discount dental plans.
Common Stock (B)	1,552 shs.	03/09/12	64,254	274,825

HHI Group, LLC
A developer, marketer, and distributor of hobby-grade radio control products.
14% (2% PIK) Senior Subordinated Note due 01/17/2020	$3,445,899	01/17/14	3,411,266	1,895,245
Limited Liability Company Unit (B) (F)	203 uts.	01/17/14	203,125	—
			3,614,391	1,895,245

Hollandia Produce LLC
A hydroponic greenhouse producer of branded root vegetables.
14.25% (2.75% PIK) Senior Subordinated Note due 03/31/2021	$2,772,885	*	2,729,496	2,653,528
* 12/30/15 and 12/23/16

HOP Entertainment LLC
A provider of post production equipment and services to producers of television shows and motion pictures.
Limited Liability Company Unit Class F (B) (F)	89 uts.	10/14/11	—	—
Limited Liability Company Unit Class G (B) (F)	215 uts.	10/14/11	—	—
Limited Liability Company Unit Class H (B) (F)	89 uts.	10/14/11	—	—
Limited Liability Company Unit Class I (B) (F)	89 uts.	10/14/11	—	—
			—	—

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Hospitality Mints Holding Company
A manufacturer of individually-wrapped imprinted promotional mints.
12% Senior Subordinated Note due 10/01/2018	$2,075,581	08/19/08	$2,069,090	$1,962,046
Common Stock (B)	474 shs.	08/19/08	474,419	20,781
Warrant, exercisable until 2018, to purchase common stock at $.01 per share (B)	123 shs.	08/19/08	113,773	5,371
			2,657,282	1,988,198

HVAC Holdings, Inc.
A provider of integrated energy efficiency services and maintenance programs for HVAC systems.
12% (1% PIK) Senior Subordinated Note due 7/19/2022	$2,296,147	*	2,271,651	2,296,147
Limited Liability Company Unit Class A Preferred (B)	2,705 uts.	09/27/12	270,542	406,818
Limited Liability Company Unit Class A Common (B)	2,185 uts.	09/27/12	2,185	250,445
* 7/19/16 and 9/6/16.			2,544,378	2,953,410

Ideal Tridon Holdings, Inc.
A designer and manufacturer of clamps and couplings used in automotive and industrial end markets.
Common Stock	279 shs.	10/27/11	232,385	524,412

Impact Confections
An independent manufacturer and marketer of confectionery products including Warheads® brand sour candies, Melster® brand classic candies, and co-manufactured/private label classic candies.
13% (1% PIK) Senior Subordinated Note due 11/10/2020	$2,210,511	11/10/14	2,180,604	2,171,318
Common Stock (B)	4,667 shs.	11/10/14	466,667	238,316
			2,647,271	2,409,634

Insurance Claims Management, Inc.
A third party administrator providing auto and property claim administration services for insurance companies.
Common Stock (B)	89 shs.	02/27/07	2,689	197,512

Janus Group Holdings LLC
A manufacturer of roll-up doors and hallway systems that are primarily used in self-storage facilities.
Limited Liability Company Unit Class A (B) (F)	565 uts.	12/11/13	—	1,817,417

JMH Investors LLC
A developer and manufacturer of custom formulations for a wide variety of foods.
Limited Liability Company Unit (B) (F)	2,493,253 uts.	12/05/12	557,301	—
Limited Liability Company Unit Class A-2 (B) (F)	2,478,261 uts.	10/31/16	—	—
Limited Liability Company Unit Class A-1 (B) (F)	391,304 uts.	10/31/16	391,304	391,304
			948,605	391,304

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

K N B Holdings Corporation
A designer, manufacturer and marketer of products for the custom framing market.
Common Stock (B)	134,210 shs.	05/24/06	$134,210	$89,099
Warrant, exercisable until 2018, to purchase common stock at $.01 per share (B)	82,357 shs.	05/25/06	71,534	54,675
			205,744	143,774

K P I Holdings, Inc.
The largest player in the U.S. non-automotive, non-ferrous die casting segment.
Limited Liability Company Unit Class C Preferred (B)	75 uts.	06/30/15	—	148,868
Common Stock (B)	667 shs.	07/15/08	539,502	154,080
			539,502	302,948

Kyjen Company
A designer and distributor of branded and private label dog toys and accessories primarily in the U.S.
13% (1% PIK) Senior Subordinated Note due 10/14/2021	$2,663,588	10/14/15	2,620,355	2,705,516

Mail Communications Group, Inc.
A provider of mail processing and handling services, lettershop services, and commercial printing services.
Limited Liability Company Unit	24,109 uts.	*	314,464	354,757
Warrant, exercisable until 2017, to purchase common stock at $.01 per share (B) (F)	3,375 shs.	05/04/07	43,031	49,662
* 05/04/07 and 01/02/08.			357,495	404,419

Manhattan Beachwear Holding Company
A designer and distributor of women's swimwear.
12.5% Senior Subordinated Note due 01/15/2018 (D)	$1,259,914	01/15/10	1,212,363	—
15% (2.5% PIK) Senior Subordinated Note due 01/15/2018 (D)	$345,759	10/05/10	343,820	—
Common Stock (B)	106 shs.	10/05/10	106,200	—
Common Stock Class B (B)	353 shs.	01/15/10	352,941	—
Warrant, exercisable until 2019, to purchase common stock at $.01 per share (B)	312 shs.	10/05/10	283,738	—
			2,299,062	—

Master Cutlery LLC
A designer and marketer of a wide assortment of knives and swords.
13% Senior Subordinated Note due 04/17/2020	$1,740,646	04/17/15	1,726,669	1,566,865
Limited Liability Company Unit	9 uts.	04/17/15	1,356,658	249,217
			3,083,327	1,816,082

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

MC Sign Holdings LLC
A provider of sign and lighting services nationwide.
11.75% (0.75% PIK) Senior Subordinated Note due 09/15/2021	$1,561,846	09/22/15	$1,566,865	$1,562,461
11.75% (0.75% PIK) Senior Subordinated Note due 08/09/2022	$437,965	02/09/17	429,370	438,137
Limited Liability Company Unit Class B (B)	205,900 uts.	09/22/15	205,900	335,185
			2,172,038	2,335,783

Merex Holding Corporation
A provider of after-market spare parts and components, as well as maintenance, repair and overhaul services for "out of production" or "legacy" aerospace and defense systems that are no longer effectively supported by the original equipment manufacturers.

16% Senior Subordinated Note due 10/30/2019 (D)	$1,362,886	09/22/11	1,347,188	1,226,597
15% PIK Senior Subordinated Note due 04/30/2022 (D)	$71,517	08/18/15	71,517	—
14% PIK Senior Subordinated Note due 06/30/2019	$113,117	10/21/16	113,117	112,410
Common Stock Class A (B)	260,870 shs.	*	512,114	—
* 08/18/15, 10/20/16 and 01/27/17.			2,043,936	1,339,007

MES Partners, Inc.
An industrial service business offering an array of cleaning and environmental services to the Gulf Coast region of the U.S.
12% (1% PIK) Senior Subordinated Note due 09/30/2021	$2,250,963	09/30/14	2,218,674	2,200,587
Common Stock Class B (B)	445,455 shs.	09/30/14	445,455	143,176
			2,664,129	2,343,763

Midwest Industrial Rubber, Inc.
A supplier of industrial maintenance, repair, and operations ("MRO") products, specializing in the fabrication and distribution of lightweight conveyor belting and related conveyor components and accessories.

12% (1% PIK) Senior Subordinated Note due 12/02/2022	$3,162,745	12/02/16	3,102,084	3,182,131
Preferred Stock	3,472 shs.	12/02/16	347,191	292,890
Common Stock	491 shs.	12/02/16	491	—
			3,449,766	3,475,021

MNX Holding Company
An international third party logistics company providing customized logistics services to customers across the globe.
14% (2% PIK) Senior Subordinated Note due 11/02/2019	$3,159,157	11/02/12	3,130,975	3,159,157
Common Stock (B)	107 shs.	11/02/12	107,143	57,441
			3,238,118	3,216,598

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Money Mailer Equity LLC
A leading provider of hyperlocal shared direct mail advertising as well as interactive and online advertising solutions through its nationwide production and distribution network.
12% (1% PIK) Senior Subordinated Note due 10/29/2021	$3,529,335	04/29/16	$3,468,532	$3,411,312

Motion Controls Holdings
A manufacturer of high performance mechanical motion control and linkage products.
14.25% (1.75% PIK) Senior Subordinated Note due 08/15/2020	$3,041,685	11/30/10	3,021,980	3,041,685
Limited Liability Company Unit Class B-1 (B) (F)	225,000 uts.	11/30/10	—	164,373
Limited Liability Company Unit Class B-2 (B) (F)	20,403 uts.	11/30/10	—	14,905
			3,021,980	3,220,963

NetShape Technologies, Inc.
A manufacturer of powder metal and metal injection molded precision components used in industrial, consumer, and other applications.
12% Senior Subordinated Note due 06/10/2020 (D)	$1,530,000	02/02/07	1,528,882	—
Limited Partnership Interest of Saw Mill PCG Partners LLC (B)	2.76% int.	02/01/07	1,110,810	—
Limited Liability Company Unit Class D of Saw Mill PCG Partners LLC (B)	17 uts.	*	16,759	—
Limited Liability Company Unit Class D-1 of Saw Mill PCG Partners LLC (B)	229 uts.	09/30/09	228,858	—
Limited Liability Company Unit Class D-2 of Saw Mill PCG Partners LLC (B)	128 uts.	04/29/11	65,256	—
Limited Liability Company Unit Class D-3 of Saw Mill PCG Partners LLC (B)	196 uts.	12/10/14	196,263	—
* 12/18/08 and 09/30/09.			3,146,828	—

NSi Industries Holdings, Inc.
A manufacturer and distributer of electrical components and accessories to small to mid-sized electrical wholesalers.
12.75% (1.75% PIK) Senior Subordinated Note due 5/17/2023	$3,099,913	06/30/16	3,044,723	3,116,936
Common Stock (B)	420 shs.	05/17/16	420,000	471,343
			3,464,723	3,588,279

O E C Holding Corporation
A provider of elevator maintenance, repair and modernization services.
Preferred Stock Series A (B)	1,661 shs.	06/04/10	166,062	227,341
Preferred Stock Series B (B)	934 shs.	06/04/10	93,376	181,421
Common Stock (B)	1,032 shs.	06/04/10	1,032	177,495
			260,470	586,257

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

PANOS Brands LLC
A marketer and distributor of branded consumer foods in the specialty, natural, better-for-you,"free from" healthy and gluten-free categories.
12% (1% PIK) Senior Subordinated Note due 07/29/2021	$2,940,000	01/29/16	$2,890,628	$2,998,800
12% (1% PIK) Senior Subordinated Note due 08/17/2022	$662,879	02/17/17	649,823	663,139
Common Stock Class B (B)	772,121 shs.	*	772,121	876,717
* 01/29/16 and 02/17/17.			4,312,572	4,538,656

Pearlman Enterprises, Inc.
A developer and distributor of tools, equipment, and supplies to the natural and engineered stone industry.
Preferred Stock Series A (B)	2,334 shs.	05/22/09	111,508	2,334,350
Preferred Stock Series B (B)	13,334 shs.	05/22/09	547,872	427,821
Common Stock (B)	40,540 shs.	05/22/09	1,877,208	—
			2,536,588	2,762,171

Petroplex Inv Holdings LLC
A leading provider of acidizing services to E&P customers in the Permian Basin.
Limited Liability Company Unit	0.90% int.	*	420,814	11,784
* 11/29/12 and 12/20/16.

Polytex Holdings LLC
A manufacturer of water based inks and related products serving primarily the wall covering market.
13% (1% PIK) Senior Subordinated Note due 01/31/2020	$2,160,169	07/31/14	2,134,746	2,113,704
Limited Liability Company Unit	300,485 uts.	07/31/14	300,485	169,954
			2,435,231	2,283,658

Power Stop Holdings LLC
A supplier of performance upgrade aftermarket brake products.
11% Senior Subordinated Note due 05/29/2022	$3,266,800	05/29/15	3,216,792	3,332,136
Limited Liability Company Unit Preferred (B) (F)	2,332 uts.	05/29/15	233,200	273,042
Limited Liability Company Unit Common (B) (F)	2,332 uts.	05/29/15	—	199,133
			3,449,992	3,804,311

PPC Event Services
A special event equipment rental business.
14% (2% PIK) Senior Subordinated Note due 05/20/2020	$2,379,447	11/20/14	2,349,534	2,379,447
Limited Liability Company Unit (B)	7,000 uts.	11/20/14	350,000	983,416
Limited Liability Company Unit Series A-1 (B)	689 uts.	03/16/16	86,067	112,306
			2,785,601	3,475,169

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Randy's Worldwide Automotive
A designer and distributor of automotive aftermarket parts.
11.5% Senior Subordinated Note due 05/12/2021	$2,304,719	05/12/15	$2,271,561	$2,350,813
Common Stock (B)	240 shs.	05/12/15	240,388	366,229
			2,511,949	2,717,042

Signature Systems Holdings Company
A seller and installer of a variety of modular surfaces, industrial matting and related products used for ground protection.
Common Stock (B)	181 shs.	03/15/13	181,221	18,206
Warrant, exercisable until 2023, to purchase common stock at $.01 per share (B)	74 shs.	03/15/13	67,958	7,437
			249,179	25,643

Smart Source Holdings LLC
A short-term computer rental company.
Limited Liability Company Unit (B)	619 uts.	*	493,496	728,246
Warrant, exercisable until 2020, to purchase common stock at $.01 per share (B)	157 shs.	*	127,437	184,489
* 08/31/07 and 03/06/08.			620,933	912,735

SMB Machinery Holdings, Inc.
A reseller of used, rebuilt and refurbished packaging and processing equipment, primarily serving the bottling and food manufacturing industries.
14% (2% PIK) Senior Subordinated Note due 10/18/2019 (D)	$1,477,388	10/18/13	1,452,295	—
Common Stock (B)	1,681 shs.	10/18/13	168,100	—
			1,620,395	—

Software Paradigms International Group, LLC
An outsourced IT services provider focused on the retail industry.
12.5% (1.5% PIK) Senior Subordinated Note due 11/23/2021	$3,500,000	05/23/16	3,437,940	3,512,229

SR Smith LLC
A manufacturer of mine and tunneling ventilation products in the United States.
11% Senior Subordinated Note due 03/27/2022	$1,760,454	03/27/17	1,738,494	1,756,445
Limited Liability Company Unit Class A (B) (F)	29 uts.	03/27/17	1,717,802	1,739,560
			3,456,296	3,496,005

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Strahman Holdings Inc
A manufacturer of industrial valves and wash down equipment for a variety of industries, including chemical, petrochemical, polymer, pharmaceutical, food processing, beverage and mining.
14% (2% PIK) Senior Subordinated Note due 06/13/2019	$2,119,565	12/13/13	$2,092,055	$2,090,545
Preferred Stock Series A (B)	317,935 shs.	12/13/13	317,935	279,783
Preferred Stock Series A-2 (B)	53,086 shs.	09/10/15	59,987	46,716
			2,469,977	2,417,044

Sunrise Windows Holding Company
A manufacturer and marketer of premium vinyl windows exclusively selling to the residential remodeling and replacement market.
16% Senior Subordinated Note due 01/31/2019 (D)	$4,285,410	*	4,075,756	2,999,787
Common Stock (B)	115 shs.	12/14/10	114,504	—
Warrant, exercisable until 2020, to purchase common stock at $.01 per share (B)	112 shs.	12/14/10	111,747	—
* 12/14/10, 08/17/12 and 03/31/16.			4,302,007	2,999,787

Sunvair Aerospace Group Inc.
An aerospace maintenance, repair, and overhaul provider servicing landing gears on narrow body aircraft.
12% (1% PIK) Senior Subordinated Note due 07/31/2021	$2,478,788	07/31/15	2,429,459	2,430,539
Common Stock (B)	139 shs.	07/31/15	158,560	68,961
			2,588,019	2,499,500

Team Drive-Away Holdings LLC
An asset-light provider of over the road driveaway services for class 8 trucks and specialized equipment.
12.5% (1.5% PIK) Senior Subordinated Note due 04/15/2021	$1,555,600	10/15/15	1,530,761	1,580,216
Limited Liability Company Unit (B)	194,400 uts.	10/15/15	194,400	198,482
			1,725,161	1,778,698

Torrent Group Holdings, Inc.
A contractor specializing in the sales and installation of engineered drywells for the retention and filtration of stormwater and nuisance water flow.
15% (7.5% PIK) Senior Subordinated Note due 12/05/2020	$131,605	12/05/13	414,051	131,605
Warrant, exercisable until 2023, to purchase common stock at $.01 per share (B)	53,038 shs.	12/05/13	—	14,320
			414,051	145,925

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Tranzonic Holdings LLC
A producer of commercial and industrial supplies, such as safety products, janitorial supplies, work apparel, washroom and restroom supplies and sanitary care products.
Limited Liability Company Unit Preferred Class A (B)	305,393 uts.	*	$332,498	$631,838
* 07/05/13 and 02/13/17.

Tristar Global Energy Solutions, Inc.
A hydrocarbon and decontamination services provider serving refineries worldwide.
12.5% (1.5% PIK) Senior Subordinated Note due 07/31/2020	$2,328,623	01/23/15	2,297,305	2,351,909

Veritext Corporation
A provider of stenographic staffing and other services used during the legal deposition process.
10.75% Second Lien Term Loan due 01/29/2023	$4,083,333	*	4,013,582	4,083,333
* 01/21/16 and 02/23/17.

VP Holding Company
A provider of school transportation services for special-needs and homeless children in Massachusetts.
Common Stock (B)	7,368 shs.	03/31/14	736,842	808,825

Wellborn Forest Holding Company
A manufacturer of semi-custom kitchen and bath cabinetry.
8% Senior Subordinated Note due 09/30/2017 (D)	$3,359,243	11/30/06	1,260,037	3,359,243
Common Stock (B)	191 shs	11/30/06	191,250	—
Warrant, exercisable until 2017, to purchase common stock at $.01 per share (B)	95 shs.	11/30/06	86,493	—
			1,537,780	3,359,243

Westminster Acquisition LLC
A manufacturer of premium, all-natural oyster cracker products sold under the Westminster and Olde Cape Cod brands.
12% (1% PIK) Senior Subordinated Note due 02/03/2021	$763,758	08/03/15	752,578	779,033
Limited Liability Company Unit (B) (F)	751,212 uts.	08/03/15	751,212	1,251,940
			1,503,790	2,030,973

Whitcraft Holdings, Inc.
A leading independent manufacturer of precision formed, machined, and fabricated flight-critical aerospace components.
Common Stock (B)	616 shs.	12/16/10	616,438	1,239,961
Warrant, exercisable until 2018, to purchase common stock at $.01 per share (B)	166 shs.	12/16/10	148,003	333,183
			764,441	1,573,144

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Wolf-Gordon, Inc.
A designer and specialty distributor of wallcoverings and related building products, including textiles, paint, and writeable surfaces.
12.5% (1.5% PIK) Senior Subordinated Note due 07/22/2021	$3,239,100	01/22/16	$3,185,724	$3,295,164
Common Stock (B)	318 shs.	01/22/16	318,182	307,860
			3,503,906	3,603,024

Worldwide Express Operations, LLC
A third party logistics company providing parcel, less than truck load and truck load services focused on the small and medium business market through both company owned and franchise locations.
9.78% Second Lien Term Loan due 01/19/2025	$3,500,000	02/13/17	3,448,347	3,459,116

WP Supply Holding Corporation
A distributor of fresh fruits and vegetables to grocery wholesalers and foodservice distributors in the upper Midwest.
14.5% (2.5% PIK) Senior Subordinated Note due 06/12/2020	$2,918,164	11/03/11	2,901,612	2,918,164
Common Stock (B)	4,500 shs.	11/03/11	450,000	328,036
			3,351,612	3,246,200

York Wall Holding Company
A designer, manufacturer and marketer of wall covering products for both residential and commercial wall coverings.
12.5% (1.5% PIK) Senior Subordinated Note due 03/04/2021 (D)	$3,190,238	03/04/15	3,144,098	2,778,940
Common Stock (B)	3,723 shs.	03/04/15	372,300	107,151
			3,516,398	2,886,091

Total Private Placement Investments (E)			$209,290,593	$207,046,804

Corporate Restricted Securities: (A) (Continued)	Interest Rate	Maturity Date	Principal Amount	Cost	Market Value

Rule 144A Securities - 20.64%:
Bonds - 20.64%
Altice financing S.A.	7.500%	05/15/26	$1,000,000	$1,061,250	$1,062,500
Altice S.A.	7.750	05/15/22	1,000,000	1,000,000	1,061,250
American Airlines Group Inc.	5.500	10/01/19	870,000	891,899	904,799
Amsted Industries	5.375	09/15/24	520,000	520,000	521,300
Beazer Homes USA Inc.	8.750	03/15/22	320,000	320,000	350,400
Beazer Homes USA Inc.	6.750	03/15/25	598,000	598,000	600,990
Belden Inc.	5.250	07/15/24	410,000	410,000	408,975
Boise Cascade Company	5.625	09/01/24	259,000	259,000	262,885
CITGO Holding, Inc.	10.750	02/15/20	1,000,000	1,017,256	1,075,000
CITGO Petroleum Corporation	6.250	08/15/22	925,000	925,000	936,563
Consolidated Energy Finance S.A.	6.750	10/15/19	1,000,000	992,266	1,007,500
Constellium N.V.	7.875	04/01/21	743,000	743,000	793,152
Cornerstone Chemical Company	9.375	03/15/18	1,000,000	1,005,974	1,005,000
Coveris Holdings S.A.	7.875	11/01/19	1,000,000	1,000,000	985,000
CTP Transportation Products, LLC	8.250	12/15/19	635,000	635,000	558,799
CVR Partners, LP.	9.250	06/15/23	1,000,000	977,108	1,026,250
Dean Foods	6.500	03/15/23	663,000	663,000	691,178
Diamond 1 Finance Corp / Diamond 2 Finance Corp (Dell)	5.875	06/15/21	228,000	228,000	239,704
Digicel Group Limited	6.000	04/15/21	1,000,000	922,390	908,750
Endo Finance LLC	5.375	01/31/23	1,000,000	982,058	863,120
EnPro Industries Inc.	5.875	09/15/22	250,000	252,500	258,750
First Quantum Minerals Ltd.	7.500	04/01/25	1,000,000	972,454	1,007,500
Gates Global LLC	6.000	07/15/22	1,000,000	796,046	1,017,500
Hilcorp Energy Company	5.000	12/01/24	500,000	500,000	468,750
Hill-Rom Holdings, Inc.	5.750	09/01/23	385,000	385,000	398,956
Hub International Ltd.	7.875	10/01/21	1,000,000	1,000,000	1,042,500
Hughes Satellite Systems Corporation	6.625	08/01/26	1,250,000	1,233,652	1,278,125
IAMGOLD Corporation	7.000	04/15/25	1,000,000	1,000,000	990,000
Infor (US), Inc.	5.750	08/15/20	226,000	224,389	234,972
International Automotive Component	9.125	06/01/18	1,000,000	986,426	992,500
J.B. Poindexter Co., Inc.	9.000	04/01/22	1,000,000	1,034,934	1,047,500
JBS USA Holdings, Inc.	7.750	10/28/20	750,000	773,956	785,625
JDA Escrow LLC	7.375	10/15/24	179,000	179,000	186,608
Jupiter Resources Inc.	8.500	10/01/22	1,000,000	945,059	817,500
KeHE Distributors, LLC	7.625	08/15/21	1,000,000	1,043,732	1,007,500
LBC Tank Terminals Holding Netherlands B.V.	6.875	05/15/23	1,315,000	1,344,793	1,364,470
Mallinckrodt PLC	5.750	08/01/22	1,000,000	1,000,000	985,500
Micron Technology, Inc.	5.250	08/01/23	1,000,000	1,000,000	1,025,000
Micron Technology, Inc.	7.500	09/15/23	403,000	403,000	449,849
Moog Inc.	5.250	12/01/22	1,000,000	1,006,086	1,025,000

Corporate Restricted Securities: (A) (Continued)	Interest Rate	Maturity Date	Principal Amount	Cost	Market Value
New Gold Inc.	6.250%	11/15/22	$1,000,000	$1,004,981	$1,002,500
NRG Energy, Inc.	6.625	01/15/27	1,000,000	953,932	997,500
Numericable Group SA	6.000	05/15/22	1,000,000	979,148	1,036,250
Onex Corporation	8.500	10/01/22	1,352,000	1,287,050	1,264,120
OPE KAG Finance Sub	7.875	07/31/23	1,750,000	1,812,969	1,789,375
Peabody Energy Corporation	6.615	03/31/25	1,000,000	985,000	995,000
Pinnacle Operating Corporation	9.000	05/15/23	756,588	948,750	752,805
Prime Security Services Borrower	9.250	05/15/23	1,000,000	1,000,000	1,096,250
PSPC Escrow Corp	6.500	02/01/22	299,000	257,767	310,213
Sabre GLBL Inc.	5.250	11/15/23	251,000	251,000	256,648
Signode Industrial Group	6.375	05/01/22	1,265,000	1,238,041	1,297,409
Sinclair Television Group, Inc.	5.125	02/15/27	1,000,000	1,000,000	965,000
Sirius XM Radio Inc.	5.375	04/15/25	250,000	250,000	255,875
Sirius XM Radio Inc.	5.375	07/15/26	1,000,000	994,529	1,022,500
Sonic Automotive, Inc.	6.125	03/15/27	352,000	352,000	352,440
SunCoke Energy	7.375	02/01/20	1,000,000	949,730	1,010,000
Surgical Care Affiliates, Inc.	6.000	04/01/23	918,000	918,000	984,555
Tallgrass Operations LLC	5.500	09/15/24	605,000	605,000	608,025
Teine Energy Ltd.	6.875	09/30/22	1,300,000	1,309,120	1,326,000
Topaz Marine S.A.	8.625	11/01/18	1,000,000	1,000,000	985,000
Tullow Oil Plc	6.250	04/15/22	725,000	546,774	677,875
United States Steel Corp.	8.375	07/01/21	195,000	195,000	216,450
Unitymedia KabelBW GmbH	6.125	01/15/25	1,000,000	1,000,000	1,052,500
Univision Communications, Inc.	5.125	05/15/23	325,000	325,000	320,938
Univision Communications, Inc.	5.125	02/15/25	860,000	869,769	846,025
UPCB Finance IV Limited	5.375	01/15/25	425,000	425,000	427,656
Virgin Media Secured Finance PLC	5.250	01/15/26	1,000,000	1,005,973	1,005,000
VRX Escrow Corp.	5.875	05/15/23	1,500,000	1,128,318	1,164,375
Watco Companies, L.L.C.	6.375	04/01/23	1,000,000	1,000,000	1,015,000
Welltec A/S	8.000	02/01/19	750,000	744,883	753,750
West Corporation	5.375	07/15/22	1,000,000	985,736	982,500
WMG Acquisition Corp.	6.750	04/15/22	1,000,000	1,038,005	1,051,250
Wolverine World Wide, Inc.	5.000	09/01/26	666,000	666,000	626,040
Zekelman Industries, Inc	9.875	06/15/23	230,000	230,000	257,025

Total Bonds				59,489,703	60,351,069

Common Stock - 0.00%
TherOX, Inc. (B)			6	—	—
Touchstone Health Partnership (B)			1,168	—	—

Total Common Stock				—	—

Total Rule 144A Securities				59,489,703	60,351,069

Total Corporate Restricted Securities				$268,780,296	$267,397,873

Corporate Public Securities - 14.27%: (A)	Interest Rate	Maturity Date	Principal Amount	Cost	Market Value

Bank Loans - 2.44%
Aquilex Holdings LLC	6.500%	12/31/20	$273,105	$272,736	$263,546
Caelus Energy Alaska, LLC	8.750	04/15/20	1,000,000	994,702	875,000
Fieldwood Energy LLC	8.000	08/31/20	344,430	311,746	324,412
Fieldwood Energy LLC	8.375	09/30/20	1,044,008	525,075	746,466
Fieldwood Energy LLC	8.375	09/30/20	1,455,992	829,376	1,252,153
K&N Engineering, Inc.	9.750	12/31/99	1,000,000	981,019	987,500
Kronos Incorporated	9.284	12/31/99	409,457	405,546	421,999
RadNet Management Inc.	8.150	12/31/99	1,000,000	997,711	1,005,000
Power Products LLC	5.530	01/24/23	268,262	266,953	269,938
Seadrill Partners Finco, LLC	4.000	02/21/21	987,245	506,098	667,447
Summit Midstream Holdings, LLC	7.022	03/06/22	306,680	303,627	312,047

Total Bank Loans				6,394,589	7,125,508

Bonds - 11.75%
A. Schulman Inc.	6.875	06/01/23	1,000,000	1,011,786	1,037,500
Alere Inc.	7.250	07/01/18	940,000	957,829	951,750
Anixter, Inc.	5.500	03/01/23	1,000,000	1,000,000	1,037,500
Antero Resources Corporation	5.375	11/01/21	800,000	800,000	821,672
Boyd Gaming Corporation	6.375	04/01/26	197,000	197,000	210,790
Calpine Corporation	5.750	01/15/25	700,000	700,000	695,625
CHS/Community Health Systems, Inc.	5.125	08/01/21	480,000	472,173	474,600
Clearwater Paper Corporation	4.500	02/01/23	750,000	745,138	727,500
Commercial Metals Company	4.875	05/15/23	1,500,000	1,502,109	1,530,000
Commercial Vehicle Group Inc.	7.875	04/15/19	930,000	941,331	930,000
Community Health Systems Inc.	6.250	03/31/23	298,000	298,000	303,215
CVR Refining LLC	6.500	11/01/22	650,000	634,443	654,875
EP Energy Corporation	9.375	05/01/20	819,000	418,544	772,070
Ferrellgas Partners, L.P	6.750	01/15/22	1,000,000	1,005,787	945,000
Ferrellgas Partners, L.P	8.625	06/15/20	1,048,000	1,048,859	1,003,460
Forum Energy Technologies	6.250	10/01/21	325,000	325,000	320,125
GEO Group, Inc. (The)	5.875	01/15/22	1,000,000	952,214	1,032,500
HCA Holdings, Inc.	5.375	02/01/25	150,000	152,301	156,375
HealthSouth Corporation	5.750	11/01/24	579,000	582,424	583,343
Icahn Enterprises L.P.	6.000	08/01/20	1,150,000	1,162,713	1,190,250
Kindred Healthcare, Inc.	8.750	01/15/23	1,000,000	1,000,000	1,002,500
Lamar Media Corp.	5.375	01/15/24	320,000	320,000	330,400
Laredo Petroleum, Inc.	5.625	01/15/22	1,000,000	949,002	997,500
Level 3 Communications Inc.	5.250	03/15/26	858,000	878,559	862,290
Meritor, Inc.	6.750	06/15/21	1,000,000	1,000,000	1,036,250
Meritor, Inc.	7.875	03/01/26	669,000	663,403	1,169,077

Corporate Public Securities - (A) (Continued)	Interest Rate	Maturity Date	Principal Amount	Cost	Market Value
NRG Energy, Inc.	7.250%	05/15/26	$500,000	$503,121	$515,000
Oasis Petroleum Inc.	6.875	03/15/22	1,000,000	1,000,000	1,025,000
PBF Holding Company LLC	7.000	11/15/23	65,000	65,000	65,163
Perry Ellis International, Inc.	7.875	04/01/19	250,000	249,070	250,250
P.H. Glatfelter Company	5.375	10/15/20	1,000,000	1,007,343	1,022,500
Ply Gem Industries, Inc.	6.500	02/01/22	1,000,000	947,936	1,036,800
Precision Drilling Corporation	6.625	11/15/20	448,432	455,370	450,674
Select Medical Corporation	6.375	06/01/21	650,000	656,100	656,500
SM Energy Company	6.750	09/15/26	1,000,000	1,000,000	1,008,125
Sprint Corporation	7.125	06/15/24	315,000	315,000	336,263
Suburban Propane Partners, L.P.	5.750	03/01/25	1,000,000	1,000,000	985,000
Summit Midstream Holdings, LLC	5.500	08/15/22	170,000	126,135	170,000
Sunoco LP	6.250	04/15/21	840,000	835,689	856,800
Tenet Healthcare Corporation	6.750	06/15/23	725,000	721,791	712,313
TransDigm Group, Inc.	6.375	06/15/26	1,000,000	977,524	1,000,590
Triumph Group, Inc.	4.875	04/01/21	1,000,000	958,925	965,000
Western Digital Corporation	10.500	04/01/24	494,000	494,000	582,303
William Lyon Homes	7.000	08/15/22	1,000,000	1,000,000	1,045,000
WPX Energy, Inc.	5.250	09/15/24	925,000	925,000	894,938

Total Bonds				32,956,619	34,354,386

Common Stock - 0.00%
Chase Packaging Corporation			9,541	—	206

Total Common Stock				—	206

Preferred Stock - 0.08%
Pinnacle Operating Corporation			519,298	339,854	244,070

Total Preferred Stock				339,854	244,070

Total Corporate Public Securities				$39,691,062	$41,724,170

Short-Term Securities:	Interest Rate/Yield^	Maturity Date	Principal Amount	Cost	Market Value

Commercial Paper - 2.02%
Ameren Corporation	1.130%	04/10/17	$4,000,000	$3,998,870	$3,998,870
South Carolina Electric & Gas Company	1.180	04/06/17	1,900,000	1,899,689	1,899,689

Total Short-Term Securities				$5,898,559	$5,898,559

Total Investments	107.74%			$314,369,917	$315,020,602

Other Assets	4.04				11,807,431

Liabilities	(11.78)				(34,446,099)

Total Net Assets	100.00%				$292,381,934

(A)	In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.
(B)	Non-income producing security.
(C)	Security valued at fair value using methods determined in good faith by or under the direction of the Board of Trustees.
(D)	Defaulted security; interest not accrued.
(E)	Illiquid securities. As of March 31, 2017, the value of these securities amounted to $207,046,804 or 70.81% of net assets.
(F)	Held in CI Subsidiary Trust.
^	Effective yield at purchase
PIK - Payment-in-kind

Industry Classification:	Fair Value/ Market Value
AEROSPACE & DEFENSE - 3.90%
API Technologies Corp.	$3,482,449
FMH Holdings Corporation	530,031
Merex Holding Corporation	1,339,007
Sunvair Aerospace Group Inc.	2,499,500
TransDigm Group, Inc.	1,000,590
Triumph Group, Inc.	965,000
Whitcraft Holdings, Inc.	1,573,144
11,389,721

AIRLINES - 0.31%
American Airlines Group Inc.	904,799

AUTOMOTIVE - 9.24%
Aurora Parts & Accessories LLC	3,473,509
CG Holdings Manufacturing Company	4,629,701
Commercial Vehicle Group Inc.	930,000
DPL Holding Corporation	3,869,245
Gates Global LLC	1,017,500
Grakon Parent	319,958
International Automotive Component	992,500
J.B. Poindexter Co., Inc.	1,047,500
K&N Engineering, Inc.	987,500
Meritor, Inc.	2,205,327
Moog Inc.	1,025,000
Power Stop Holdings LLC	3,804,311
Randy's Worldwide Automotive	2,717,042
27,019,093

BROKERAGE, ASSET MANAGERS & EXCHANGES - 0.41%
Icahn Enterprises L.P.	1,190,250

BUILDING MATERIALS - 9.45%
ARI Holding Corporation	4,517,520
Boise Cascade Company	262,885
Happy Floors Acquisition, Inc.	3,501,063
Janus Group Holdings LLC	1,817,417
NSi Industries Holdings, Inc.	3,588,279
Pearlman Enterprises, Inc.	2,762,171
Ply Gem Industries, Inc.	1,036,800
Signature Systems Holdings Company	25,643
Sunrise Windows Holding Company	2,999,787
Torrent Group Holdings, Inc.	145,925
Wellborn Forest Holding Company	$3,359,243
Wolf-Gordon, Inc.	3,603,024
27,619,757

CABLE & SATELLITE - 2.01%
Altice financing S.A.	1,062,500
Altice S.A.	1,061,250
Hughes Satellite Systems Corporation	1,278,125
Unitymedia KabelBW GmbH	1,052,500
UPCB Finance IV Limited	427,656
Virgin Media Secured Finance PLC	1,005,000
5,887,031

CHEMICALS - 3.06%
A. Schulman Inc.	1,037,500
Compass Chemical International LLC	233,098
Consolidated Energy Finance S.A.	1,007,500

Industry Classification: (Continued)	Fair Value/ Market Value
Cornerstone Chemical Company	1,005,000
CVR Partners, LP.	1,026,250
LBC Tank Terminals Holding Netherlands B.V.	1,364,470
Pinnacle Operating Corporation	996,875
Polytex Holdings LLC	2,283,658
8,954,351

CONSUMER CYCLICAL SERVICES - 3.34%
CHG Alternative Education Holding Company	3,199,302
Church Services Holding Company	—
GEO Group, Inc. (The)	1,032,500
PPC Event Services	3,475,169
Prime Security Services Borrower	1,096,250
West Corporation	982,500
9,785,721

CONSUMER PRODUCTS - 8.50%
AMS Holding LLC	582,187
Blue Wave Products, Inc.	1,935,424
Elite Sportswear Holding, LLC	3,527,713
gloProfessional Holdings, Inc.	3,251,654
GTI Holding Company	1,591,567
Handi Quilter Holding Company	4,264,590
HHI Group, LLC	1,895,245

See Notes to Consolidated Financial Statements

Industry Classification: (Continued)	Fair Value/ Market Value
K N B Holdings Corporation	$143,774
Kyjen Company	2,705,516
Manhattan Beachwear Holding Company	—
Master Cutlery LLC	1,816,082
Perry Ellis International, Inc.	250,250
York Wall Holding Company	2,886,091
24,850,093

DIVERSIFIED MANUFACTURING - 5.87%
ABC Industries, Inc.	912,025
Advanced Manufacturing Enterprises LLC	—
Airxcel Holdings	669,159
Amsted Industries	521,300
Belden Inc.	408,975
BP SCI LLC	814,773
CTP Transportation Products, LLC	558,799
EnPro Industries Inc.	258,750
F G I Equity LLC	2,210,173
Forum Energy Technologies	320,125
Ideal Tridon Holdings, Inc.	524,412
K P I Holdings, Inc.	302,948
Motion Controls Holdings	3,220,963
NetShape Technologies, Inc.	—
Power Products LLC	269,938
SR Smith LLC	3,496,005
Strahman Holdings Inc	2,417,044
Zekelman Industries, Inc	257,025
17,162,414

ELECTRIC - 3.97%
Ameren Corporation	3,998,870
AM Conservation Holding Corp	3,494,034
Calpine Corporation	695,625
NRG Energy, Inc.	1,512,500
South Carolina Electric & Gas Company	1,899,689
11,600,718

ENERGY - 0.30%
Caelus Energy Alaska, LLC	875,000

FINANCIAL OTHER - 0.96%
Hub International Ltd.	1,042,500
Insurance Claims Management, Inc.	197,512
Onex Corporation	$1,264,120
PSPC Escrow Corp	310,213
2,814,345

FOOD & BEVERAGE - 10.80%
1492 Acquisition LLC	754,268
Dean Foods	691,178
Del Real LLC	3,453,955
Eagle Family Foods, Inc.	3,500,000
F F C Holding Corporation	1,073,164
GenNx Novel Holding, Inc.	3,044,567
Hollandia Produce LLC	2,653,528
Hospitality Mints Holding Company	1,988,198
Impact Confections	2,409,634
JBS USA Holdings, Inc.	785,625
JMH Investors LLC	391,304

KeHE Distributors, LLC	1,007,500
PANOS Brands LLC	4,538,656
Westminster Acquisition LLC	2,030,973
WP Supply Holding Corporation	3,246,200
31,568,750

GAMING - 1.21%
Boyd Gaming Corporation	210,790
CTM Holding, Inc.	3,340,616
3,551,406

HEALTHCARE - 4.24%
Alere Inc.	951,750
CHS/Community Health Systems, Inc.	474,600
Community Health Systems Inc.	303,215
CORA Health Services, Inc.	1,733,671
ECG Consulting Group	2,867,782
GD Dental Services LLC	283,904
HCA Holdings, Inc.	156,375
Healthcare Direct Holding Company	274,825
HealthSouth Corporation	583,343
Hill-Rom Holdings, Inc.	398,956
Kindred Healthcare, Inc.	1,002,500
RadNet Management Inc.	1,005,000
Select Medical Corporation	656,500
Surgical Care Affiliates, Inc.	984,555

See Notes to Consolidated Financial Statements

Industry Classification: (Continued)	Fair Value/ Market Value
Tenet Healthcare Corporation	$712,313
12,389,289

HOME CONSTRUCTION - 0.68%
Beazer Homes USA Inc.	951,390
William Lyon Homes	1,045,000
1,996,390

INDEPENDENT - 2.69%
Antero Resources Corporation	821,672
EP Energy Corporation	772,070
Fieldwood Energy LLC	2,323,031
Jupiter Resources Inc.	817,500
Laredo Petroleum, Inc.	997,500
Precision Drilling Corporation	450,674
SM Energy Company	1,008,125
Tullow Oil Plc	677,875
7,868,447

INDUSTRIAL OTHER - 7.54%
AFC - Dell Holding Corporation	2,676,303
Aquilex Holdings LLC	263,546
Clough, Harbour and Associates	1,446,684
Connecticut Electric, Inc.	2,785,310
Hartland Controls Holding Corporation	3,579,741
HVAC Holdings, Inc.	2,953,410
Mail Communications Group, Inc.	404,419
MC Sign Holdings LLC	2,335,783
Midwest Industrial Rubber, Inc.	3,475,021
O E C Holding Corporation	586,257
Smart Source Holdings LLC	912,735
SMB Machinery Holdings, Inc.	—
Tranzonic Holdings LLC	631,838
22,051,047

MEDIA & ENTERTAINMENT - 2.88%
BlueSpire Holding, Inc.	—
GlynnDevins Acquisition Corporation	203,742
HOP Entertainment LLC	—
Lamar Media Corp.	330,400
Money Mailer Equity LLC	3,411,312
Sinclair Television Group, Inc.	965,000
Sirius XM Radio Inc.	1,278,375
Univision Communications, Inc.	$1,166,963
WMG Acquisition Corp.	1,051,250
8,407,042

METALS & MINING - 2.58%
Commercial Metals Company	1,530,000
Constellium N.V.	793,152
First Quantum Minerals Ltd.	1,007,500
IAMGOLD Corporation	990,000
New Gold Inc.	1,002,500
Peabody Energy Corporation	995,000

SunCoke Energy	1,010,000
United States Steel Corp.	216,450
7,544,602

MIDSTREAM - 1.89%
CVR Refining LLC	654,875
Ferrellgas Partners, L.P	1,948,460
Suburban Propane Partners, L.P.	985,000
Summit Midstream Holdings, LLC	482,047
Sunoco LP	856,800
Tallgrass Operations LLC	608,025
5,535,207

OIL FIELD SERVICES - 2.10%
Avantech Testing Services LLC	—
Hilcorp Energy Company	468,750
Oasis Petroleum Inc.	1,025,000
Petroplex Inv Holdings LLC	11,784
Seadrill Partners Finco, LLC	667,447
Teine Energy Ltd.	1,326,000
Topaz Marine S.A.	985,000
Welltec A/S	753,750
WPX Energy, Inc.	894,938
6,132,669

PACKAGING - 1.29%
ASC Holdings, Inc.	1,493,473
Chase Packaging Corporation	206
Coveris Holdings S.A.	985,000
Signode Industrial Group	1,297,409
3,776,088

See Notes to Consolidated Financial Statements

Industry Classification: (Continued)	Fair Value/ Market Value
PAPER - 1.77%
Clearwater Paper Corporation	$727,500
Dunn Paper	3,430,000
P.H. Glatfelter Company	1,022,500
5,180,000

PHARMACEUTICALS - 3.50%
Clarion Brands Holding Corp.	4,509,071
Endo Finance LLC	863,120
ERG Holding Company LLC	2,704,090
Mallinckrodt PLC	985,500
VRX Escrow Corp.	1,164,375
10,226,156

REFINING - 2.32%
CITGO Holding, Inc.	1,075,000
CITGO Petroleum Corporation	936,563
MES Partners, Inc.	2,343,763
PBF Holding Company LLC	65,163
Tristar Global Energy Solutions, Inc.	2,351,909
6,772,398

RETAILERS - 0.33%
Sonic Automotive, Inc.	352,440
Wolverine World Wide, Inc.	626,040
978,480

TECHNOLOGY - 5.40%
Anixter, Inc.	1,037,500
Diamond 1 Finance Corp / Diamond 2 Finance Corp (Dell)	239,704
Glynlyon Holding Companies, Inc.	$3,748,028
Infor (US), Inc.	234,972
JDA Escrow LLC	186,608
Kronos Incorporated	421,999
Micron Technology, Inc.	1,474,849
Sabre GLBL Inc.	256,648
Software Paradigms International Group, LLC	3,512,229
Veritext Corporation	4,083,333
Western Digital Corporation	582,303
15,778,173

TRANSPORTATION SERVICES - 4.13%
MNX Holding Company	3,216,598
OPE KAG Finance Sub	1,789,375
Team Drive-Away Holdings LLC	1,778,698
VP Holding Company	808,825
Watco Companies, L.L.C.	1,015,000
Worldwide Express Operations, LLC	3,459,116
12,067,612

WIRELESS - 1.07%
Digicel Group Limited	908,750
Level 3 Communications Inc.	862,290
Numericable Group SA	1,036,250
Sprint Corporation	336,263
3,143,553

Total Investments - 107.74% (Cost - $314,369,917)	$315,020,602

See Notes to Consolidated Financial Statements

Fair Value Hierarchy

The Trust categorizes its investments measured at fair value in three levels, based on the inputs and assumptions used to determine fair value. These levels are as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Trust's net assets as of March 31, 2017:

Assets:	Total	Level 1	Level 2	Level 3
Restricted Securities
Corporate Bonds	$208,402,509	$—	$60,351,069	$148,051,440
Bank Loans	14,472,450	—	—	14,472,450
Common Stock - U.S.	12,866,000	—	—	12,866,000
Preferred Stock	7,755,332	—	—	7,755,332
Partnerships and LLCs	23,901,582	—	—	23,901,582
Public Securities
Bank Loans	7,125,508	—	7,125,508	—
Corporate Bonds	34,354,386	—	34,354,386	—
Common Stock - U.S.	206	206	—	—
Preferred Stock	244,070	—	—	244,070
Short-term Securities	5,898,559	—	5,898,559	—
Total	$315,020,602	$206	$107,729,522	$207,290,874
See information disaggregated by security type and industry classification in the Consolidated Schedule of Investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Assets:	Beginning balance at 12/31/2016	Included in earnings	Purchases	Sales	Prepayments	Transfers into Level 3	Transfers out of Level 3	Ending balance at 3/31/2017
Restricted Securities
Corporate Bonds	$146,939,686	$2,597,658	$3,111,933	$—	$(4,597,837)	$—	$—	$148,051,440
Bank Loans	10,414,560	38,723	4,019,167	—	—	—	—	14,472,450
Common Stock - U.S.	13,321,840	70,901	212,121	(738,862)	—	—	—	12,866,000
Preferred Stock	8,047,466	191,381	—	(483,515)	—	—	—	7,755,332
Partnerships and LLCs	22,484,369	(40,088)	2,349,673	(892,372)	—	—	—	23,901,582
Public Securities
Bank Loans	982,500	—	—	—	—	—	(982,500)	—
Preferred Stock	—	(95,784)	339,854	—	—	—	—	244,070
Total	$202,190,421	$2,762,791	$10,032,748	$(2,114,749)	$(4,597,837)	$—	$(982,500)	$207,290,874
There were no transfers into or out of Level 1 or Level 2 assets.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The principal executive officer and principal financial officer of the Registrant evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") as of a date within 90 days of the filing date of this report and based on that evaluation have concluded that such disclosure controls and procedures are effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There have been changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act)("internal controls") that occurred during the Registrant's last fiscal quarter.  The Registrant's investment adviser, Barings LLC, who maintains the Registrant's internal controls, revised its internal controls to oversee State Street Bank & Trust who now provides certain administrative and accounting services to the Registrant.

ITEM 3.  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Barings Corporate Investors

By (Signature and Title)*	/s/ Robert M. Shettle Robert M. Shettle, President

Date     May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert M. Shettle Robert M. Shettle, President

Date     May 30, 2017

By (Signature and Title)*	/s/ James M. Roy James M. Roy, Vice President and Chief Financial Officer

Date     May 30, 2017

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.